UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [ ]; Amendment Number: __________
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report.

Name: ACF Industries LLC (successor to ACF Industries, Incorporated) (as sponsor of the ACF Pension Plans)
Address: 620 N. Second Street
         St. Charles, Missouri  63301

Form 13F File Number:  28-6948

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert J. Mitchell
Title:   Senior Vice President-Finance
Phone:   (212) 702-4300

Signature, Place, and Date of Signing:

/s/ Robert J. Mitchell        New York, New York                 2/12/04
[Signature]                    [City, State]                     [Date]

Report Type (Check only one.):

[X]      13F HOLDINGS REPORT:  (Check here if all holdings of this reporting manager are reported in this report.)

[ ]      13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]      13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:              4

Form 13F Information Table Value Total:         $2,963
                                              (thousands)


List of Other Included Managers:  None




                                                    FORM 13F INFORMATION TABLE
                                              AS OF December 31, 2003 (SEC USE ONLY)
                       NAME OF REPORTING MANAGER:  ACF Industries LLC (as sponsor of the ACF Pension Plans)*
----------------- ---------- ----------- ---------- --------- ----- ------- ------- ---------- -------- ----------- --------
Item 1:           Item 2:    Item 3:     Item 4:    Item 5:         Item
NAME OF ISSUER    TITLE OF   CUSIP       FAIR       SHARES          6:
                  CLASS      NUMBER      MARKET     OR              INVESTMENT                          Item 8:
                                         VALUE      PRINCIPAL       DISCRETION                          VOTING
                                         (000)      AMOUNT          (b)             Item 7:             AUTHORITY
                                                                    Shared          OTHER               (SHARES)
                                                                    as              MANAGERS
                                                                    Defined (c)
                                                              (a)   in      Shared             (a)      (b)         (c)
                                                              Sole  Instr.  Other              Sole     Shared      None
                                                                    IV
BCE Inc.          Com        05534B109   255        11,400    X                                11,400

Burlington        Com        122014103   831        15,000    X                                15,000
Res. Inc.

Emerging Markts   Com        290890102   91         12,144    X                                12,144
Telecomms.
FD Inc.

Lockheed          Com        539830109   1,786      34,753    X                                34,753
Martin Corp.

TOTAL                                    2,963


*  As of December 17, 2003, ACF Industries LLC transferred the investment management over the ACF Pension Plan's assets to an unaffiliated third-party, and is in the process of winding up its activities in connection therewith.
